Intangible Assets - Additional Information (Details) $ in Thousands, $ in Millions					12 Months Ended
	Jan. 29, 2020 USD ($)	Jan. 29, 2019 USD ($)	Jan. 29, 2018 CAD ($) License	Jan. 29, 2018 USD ($) License	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure Of Intangible Assets [Line Items]
Intangible assets					$ 13,846	$ 19,803
Amortization expense							$ 944
Number of licenses acquired | License			2	2
Issuance of shares (note 19a)					349,834	6,340	$ 61,450
Value of payment obligation of license			$ 3,769
Reacquired Right
Disclosure Of Intangible Assets [Line Items]
Intangible assets					7,106
Licenses and Patents
Disclosure Of Intangible Assets [Line Items]
Impairments					$ 5,296	$ 142,609
First License
Disclosure Of Intangible Assets [Line Items]
Estimated useful life of license			10 years	10 years
First License | Warrants
Disclosure Of Intangible Assets [Line Items]
Value of license			$ 1,743
Second License
Disclosure Of Intangible Assets [Line Items]
Value of license				$ 3
Estimated useful life of license			20 years	20 years
Second License | Issuance of Warrants
Disclosure Of Intangible Assets [Line Items]
Issuance of shares (note 19a)		$ 1		$ 1
Second License | Major Ordinary Share Transactions | Issuance of Warrants
Disclosure Of Intangible Assets [Line Items]
Issuance of shares (note 19a)	$ 1